UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TPG-Axon Management LP
Address: 888 Seventh Avenue, 38th Floor
         New York, New York  10019

13F File Number:  028-14546

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
Title:     Chief Executive Officer
Phone:     (212) 479-2000

Signature, Place, and Date of Signing:

 /s/    Dinakar Singh     New York, New York     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $1,592,293 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
B/E AEROSPACE INC              COM              073302101    61256  1455000 SH       SOLE                  1455000        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108    95447  3275472 SH       SOLE                  3275472        0        0
DOLLAR GEN CORP NEW            COM              256677105    61848  1200000 SH       SOLE                  1200000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    54102  6141029 SH       SOLE                  6141029        0        0
ELAN PLC                       ADR              284131208    63023  5878965 SH       SOLE                  5878965        0        0
ENSCO PLC                      SHS CLASS A      G3157S106    49104   900000 SH       SOLE                   900000        0        0
EQUINIX INC                    COM NEW          29444U502    82173   398800 SH       SOLE                   398800        0        0
EXPEDIA INC DEL                COM NEW          30212P303    21283   367970 SH       SOLE                   367970        0        0
GNC HLDGS INC                  COM CL A         36191G107    63311  1624600 SH       SOLE                  1624600        0        0
GRACE W R & CO DEL NEW         COM              38388F108    92077  1558516 SH       SOLE                  1558516        0        0
GREEN MTN COFFEE ROASTERS IN   COM              393122106    59911  2522574 SH       SOLE                  2522574        0        0
HALLIBURTON CO                 COM              406216101    48480  1439000 SH       SOLE                  1439000        0        0
MERRIMACK PHARMACEUTICALS IN   COM              590328100    39237  4183005 SH       SOLE                  4183005        0        0
NEWS CORP                      CL A             65248E104    58872  2400000 SH       SOLE                  2400000        0        0
PRICELINE COM INC              COM NEW          741503403    87241   141000 SH       SOLE                   141000        0        0
ROCKWOOD HLDGS INC             COM              774415103    76424  1640000 SH       SOLE                  1640000        0        0
SANDRIDGE ENERGY INC           COM              80007P307   122916 17635000 SH       SOLE                 17635000        0        0
SIRIUS XM RADIO INC            COM              82967N108    82473 31843031 SH       SOLE                 31843031        0        0
TIME WARNER CABLE INC          COM              88732J207    73481   773000 SH       SOLE                   773000        0        0
TRONOX LTD                     SHS CL A         Q9235V101    29672  1310000 SH       SOLE                  1310000        0        0
VIACOM INC NEW                 CL B             92553P201   112057  2091000 SH       SOLE                  2091000        0        0
WYNDHAM WORLDWIDE CORP         COM              98310W108    89411  1703707 SH       SOLE                  1703707        0        0
YANDEX N V                     SHS CLASS A      N97284108    68494  2840877 SH       SOLE                  2840877        0        0